UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21811

PARADIGM FUNDS TRUST
(Exact name of registrant as specified in charter)
650 Fifth Avenue, 17th Floor
New York, NY 10019

(Address of principal executive offices)	(Zip code)

Louis J. Hanna
Trustee
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor
New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 271-3388

Date of fiscal year end: 12/31/2006

Date of reporting period: 09/30/06

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

          File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

PARADIGM Advantage Series Fund
Schedule of Investments
September 30, 2006

Fund	Cost	Fair Market Value	% of Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$1,751,654	$1,806,074	97.51%

Total	$1,751,654	$1,806,074	97.51%

Other Assets, less Liabilties		$46,056	2.49%

Net Assets		$1,852,130	100.00%

PARADIGM Adviser Series Fund
Schedule of Investments
September 30, 2006

Fund	Cost	Fair Market Value	% of Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$3,406,737	$3,468,555	98.87%

Total	$3,406,737	$3,468,555	98.87%

Other Assets, less Liabilties		$39,698	1.13%

Net Assets		$3,508,253	100.00%

PARADIGM Institutional Series Fund
Schedule of Investments
September 30, 2006

Fund	Cost	Fair Market Value	% of Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$24,716,558	$25,810,950	99.25%

Total	$24,716,558	$25,810,950	99.25%

Other Assets, less Liabilties		$194,115	0.75%

Net Assets		$26,005,065	100.00%

Paradigm Multi Strategy Fund I, LLC
Schedule of Investments
September 30, 2006

	Fund	Cost	Fair Market Value	% of Net Assets

	Distressed
CYPRESS	Cypress Management LP	$1,000,000.00	$1,066,212.00	3.43%

	Emerging Markets
APEXGUOT	Apex Guotai Junan Greater China Fund LLC	$1,500,000.00	$1,590,236.69	5.12%
BENNELONG	Bennelong Asia Pacific Multi Strategy Equity Fund	$1,000,000.00	$1,058,722.89	3.41%

		2,500,000.00	2,648,959.58	8.52%

	Equity Long/Short
LITCHCAP	Litchfield Capital Partners LP	$1,500,000.00	$1,574,031.00	5.06%
MAPLELEAF	Maple Leaf Macro Volatility Fund LLC	$1,000,000.00	$1,074,427.93	3.46%
MERCREAL	Mercury Real Estate Securities Fund LP	$1,000,000.00	$1,033,329.00	3.32%
THRUWAY	Thruway Partners LP	$1,000,000.00	$979,397.43	3.15%
MPCPILGRM	MPC Pilgrim LP Cl B	$1,500,000.00	$1,541,524.00	4.96%

		4,500,000.00	6,202,709.36	19.95%

	Equity Market Neutral
BATTENKIL	Battenkill Market Neutral Fund LP	$1,000,000.00	$1,057,173.80	3.40%
CFMVENTUS	CFM Ventus LP - Series One Interests	$1,500,000.00	$1,675,375.46	5.39%

		2,500,000.00	2,732,549.26	8.79%

	Global Fixed Income
BEARHIGRA	Bear Stearns High-Grade Structured Credit LP	$1,000,000.00	$1,065,633.70	3.43%
BROOKVILL	Brookville Credit Opportunities LP Cl B	$1,000,000.00	$1,067,716.16	3.43%
MKPOPP	MKP Opportunity Partners LP	$1,000,000.00	$1,012,400.42	3.26%

		3,000,000.00	3,145,750.28	10.12%

	Mortgage-Backed Securities
OSPREYOPP	Osprey Opportunity Fund LP	$1,000,000.00	$1,014,459.73	3.26%
PARMENIDE	Parmenides Fund LP	$1,000,000.00	$1,044,394.60	3.36%
PROVIDMBS	Providence MBS Fund LP	$1,000,000.00	$984,828.13	3.17%

		3,000,000.00	3,043,682.46	9.79%

	Multi-Strategy
DAVIDKEMP	Davidson Kempner Partners LP	$1,000,000.00	$1,129,665.00	3.63%
SACMULTIS	SAC Multi-Strategy Fund LP	$1,000,000.00	$1,112,256.34	3.58%
VICIS	Vicis Capital Fund	$1,500,000.00	$1,628,846.00	5.24%

		3,500,000.00	3,870,767.34	12.45%

	Total	$20,000,000.00	$22,710,630.28	73.06%

	Other Assets, less Liabilties		8,374,949.19	26.94%

	Net Assets		$31,085,579.47	100.00%

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)	/s/	R. HUNTER BIDEN
	Name:	R. Hunter Biden
	Title:	President and Principal Executive Officer
	Date:	November 29, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	R. HUNTER BIDEN
	Name:	R. Hunter Biden
	Title:	President and Principal Executive Officer
	Date:	November 29, 2006

By (Signature and Title)	/s/	MARKUS KARR
	Name:	Markus Karr
	Title:	Treasurer and Principal Financial Officer
	Date:	November 29, 2006